Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Growth Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$16	0.15%
[1]
Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.15%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Multi-Asset Variable Growth Fund returned 17.64%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 14.57%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. Equities.
↑	ClearBridge Large Cap Growth Fund and the Franklin U.S. Large Cap Equity Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities for the year.
↓	ClearBridge Small Cap Growth Fund and the Putnam Large Cap Value Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	17.64	9.98	8.67
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Composite Benchmark†	14.57	9.25	8.98
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 70,870,989
Holdings Count | $ / shares	13	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$70,870,989
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	60%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Moderate Growth Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$22	0.20%
[4],[5]
Expenses Paid, Amount	$ 22	[4]
Expense Ratio, Percent	0.20%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Multi-Asset Variable Moderate Growth Fund returned 15.46%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81% 1.25% and 12.68%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities which had a stronger return than other asset classes was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. equities.
↑	ClearBridge Large Cap Growth Fund and Franklin U.S. Large Cap Equity Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities was the leading detractor from absolute performance.
↓	Fixed Income was a leading detractor from relative return at the manager level.
↓	ClearBridge Small Cap Growth Fund and the Putnam Large Cap Value Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	15.46	8.58	7.75
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Composite Benchmark†	12.68	7.92	7.94
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 28,575,226
Holdings Count | $ / shares	13	[7]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$28,575,226
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	74%
[7]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Conservative Growth Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$15	0.14%
[8]
Expenses Paid, Amount	$ 15	[8]
Expense Ratio, Percent	0.14%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 11.79%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 1.25%, 24.51% and 9.59%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. Equities.
↑	ClearBridge Large Cap Growth Fund, Franklin U.S. Large Cap Equity Fund and ClearBridge Appreciation Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	ClearBridge Small Cap Growth Fund and Franklin U.S. Core Bond ETF were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	11.79	6.35	6.29
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Russell 1000 Index	24.51	14.28	12.87
Composite Benchmark†	9.59	5.79	6.26
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 75,450,466
Holdings Count | $ / shares	13	[10]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$75,450,466
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	84%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Conservative Growth Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$41	0.39%
[11]
Expenses Paid, Amount	$ 41	[11]
Expense Ratio, Percent	0.39%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 11.58%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 1.25%, 24.51% and 9.59%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. Equities.
↑	ClearBridge Large Cap Growth Fund, Franklin U.S. Large Cap Equity Fund and ClearBridge Appreciation Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	ClearBridge Small Cap Growth Fund and Franklin U.S. Core Bond ETF were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (6/23/2017)
Class II	11.58	6.10	6.39
Russell 3000 Index	23.81	13.86	13.70
Bloomberg U.S. Aggregate Index	1.25	-0.33	0.99
Russell 1000 Index	24.51	14.28	14.11
Composite Benchmark†	9.59	5.79	6.40
[12]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 75,450,466
Holdings Count | $ / shares	13	[13]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$75,450,466
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	84%
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[9]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[12]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[13]
*	Does not include derivatives, except purchased options, if any.